Details of Significant Accounts - Intangible assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Opening net book amount	$ 100	$ 113
Additions	93	32
Amortization charge	(63)	(47)	$ (36)
Net exchange differences	(11)	2
Closing net book amount	119	100	113
Cost
Disclosure of detailed information about intangible assets [line items]
Opening net book amount	160	3,453
Disposals	(43)	(3,330)
Closing net book amount	193	160	3,453
Accumulated depreciation
Disclosure of detailed information about intangible assets [line items]
Opening net book amount	(60)	(3,340)
Disposals	43	3,330
Closing net book amount	(74)	(60)	(3,340)
Computer software
Disclosure of detailed information about intangible assets [line items]
Opening net book amount	45	33
Additions	78	32
Amortization charge	(36)	(20)
Net exchange differences	(6)
Closing net book amount	81	45	33
Computer software | Cost
Disclosure of detailed information about intangible assets [line items]
Opening net book amount	78	196
Disposals	(43)	(153)
Closing net book amount	104	78	196
Computer software | Accumulated depreciation
Disclosure of detailed information about intangible assets [line items]
Opening net book amount	(33)	(163)
Disposals	43	153
Closing net book amount	(23)	(33)	(163)
Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Opening net book amount	55	80
Additions	15
Amortization charge	(27)	(27)
Net exchange differences	(5)	2
Closing net book amount	38	55	80
Other intangible assets | Cost
Disclosure of detailed information about intangible assets [line items]
Opening net book amount	82	3,257
Disposals		(3,177)
Closing net book amount	89	82	3,257
Other intangible assets | Accumulated depreciation
Disclosure of detailed information about intangible assets [line items]
Opening net book amount	(27)	(3,177)
Disposals		3,177
Closing net book amount	$ (51)	$ (27)	$ (3,177)